UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-5897
                                   ------------


                        AXP MARKET ADVANTAGE SERIES, INC.
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               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     1/31
                         --------------

Date of reporting period:    4/30
                         --------------

                                  PORTFOLIO HOLDINGS

                                          FOR

                            AXP(R) PORTFOLIO BUILDER FUNDS

                                   AT APRIL 30, 2005

Investments in Affiliated Funds

AXP Portfolio Builder Conservative Fund

April 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Fixed income funds (70.6%)(c)
                                               Shares                 Value(a)

Global bond (0.8%)
AXP(R) Global Bond Fund                        87,852                 $612,328

Investment grade (69.8%)
AXP(R) Core Bond Fund                       1,464,086               14,260,197
AXP(R) Limited Duration
  Bond Fund                                   924,767                9,090,458
AXP(R) Selective Fund                       2,565,644               22,167,160
AXP(R) Short Duration
  U.S. Government Fund                      1,897,564                9,070,355
Total                                                               54,588,170

Total fixed income funds
(Cost: $55,253,507)                                                $55,200,498

Equity funds (22.7%)(c)
                                               Shares                 Value(a)

International (4.6%)
AXP(R) Partners International
  Aggressive Growth Fund                      151,148               $1,118,495
AXP(R) Partners International
  Core Fund                                    85,752                  575,396
AXP(R) Partners International
  Select Value Fund                           105,153                  844,380
AXP(R) Partners International
  Small Cap Fund                               42,067                  345,372
AXP(R) Threadneedle
  International Fund                          102,668                  719,706
Total                                                                3,603,349

Equity funds (continued)
                                               Shares                 Value(a)

Real estate (3.1%)
AXP(R) Real Estate Fund                       198,666               $2,457,493

U.S. large cap (12.4%)
AXP(R) Diversified Equity
  Income Fund                                  91,761                  988,266
AXP(R) Growth Fund                             80,298(b)             2,107,827
AXP(R) Large Cap Equity Fund                   97,755                  481,934
AXP(R) Large Cap Value Fund                   145,022                  800,524
AXP(R) New Dimensions Fund(R)                  53,765                1,216,702
AXP(R) Partners Fundamental
  Value Fund                                  121,395                  651,892
AXP(R) Partners Growth Fund                   186,787                1,032,931
AXP(R) Partners Value Fund                    153,357                  817,391
AXP(R) Quantitative Large Cap
  Equity Fund                                 189,880                1,182,955
AXP(R) Stock Fund                              21,422                  398,450
Total                                                                9,678,872

U.S. mid cap (2.0%)
AXP(R) Equity Select Fund                      41,393(b)               502,508
AXP(R) Mid Cap Value Fund                      21,825                  163,031
AXP(R) Partners Aggressive
  Growth Fund                                  93,269                  650,085
AXP(R) Partners Select
  Value Fund                                   35,855                  233,058
Total                                                                1,548,682

Equity funds (continued)
                                               Shares                 Value(a)

U.S. small cap (0.6%)
AXP(R) Partners Small Cap
  Core Fund                                    20,132                 $111,933
AXP(R) Partners Small Cap
  Growth Fund                                  27,831(b)               109,653
AXP(R) Partners Small Cap
  Value Fund                                   24,295                  154,274
AXP(R) Small Cap
  Advantage Fund                               16,376                  110,702
Total                                                                  486,562

Total equity funds
(Cost: $17,453,783)                                                $17,774,958

Cash equivalents (6.9%)(c)
                                               Shares                 Value(a)

Money market
AXP(R) Cash
  Management Fund                           5,420,476               $5,420,476

Total cash equivalents
(Cost: $5,420,476)                                                  $5,420,476

Total investments in affiliated funds
(Cost: $78,127,766)(d)                                             $78,395,932

See accompanying notes to investments in securities.
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1 -- AXP PORTFOLIO BUILDER FUNDS -- PORTFOLIO HOLDINGS AT APRIL 30, 2005

AXP Portfolio Builder Conservative Fund

Notes to investments in affiliated funds

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2005.

(b)   Non-income producing.

(c) See Note 6 to the financial statements, "Investments in underlying affiliated funds" in the most recent Annual Report dated Jan. 31, 2005.

(d) At April 30, 2005, the cost of securities for federal income tax purposes was approximately $78,128,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $ 538,000
      Unrealized depreciation                                        (270,000)
                                                                     --------
      Net unrealized appreciation                                   $ 268,000
                                                                    ---------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

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2   --   AXP PORTFOLIO BUILDER FUND   --   PORTFOLIO HOLDINGS AT APRIL 30, 2005

Investments in Affiliated Funds

AXP Portfolio Builder Moderate Conservative Fund

April 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Fixed income funds (59.5%)(c)
                                               Shares                 Value(a)

Global bond (5.7%)
AXP(R) Global Bond Fund                     1,171,692               $8,166,693

High yield (3.8%)
AXP(R) Income
   Opportunities Fund                         527,550                5,417,935

Inflation protected securities (6.3%)
AXP(R) Inflation
   Protected Securities Fund                  882,991                9,068,317

Investment grade (43.7%)
AXP(R) Core Bond Fund                       1,377,997               13,421,689
AXP(R) Limited Duration
  Bond Fund                                 1,833,439               18,022,708
AXP(R) Selective Fund                       2,106,552               18,200,609
AXP(R) Short Duration
  U.S. Government Fund                      2,790,214               13,337,222
Total                                                               62,982,228

Total fixed income funds
(Cost: $85,396,461)                                                $85,635,173

Equity funds (37.5%)(c)
                                               Shares                 Value(a)

International (8.1%)
AXP(R) Partners International
  Aggressive Growth Fund                      447,784               $3,313,601
AXP(R) Partners International
  Core Fund                                   254,119                1,705,138
AXP(R) Partners International
  Select Value Fund                           318,814                2,560,073

Equity funds (continued)
                                               Shares                 Value(a)

International (cont.)
AXP(R) Partners International
  Small Cap Fund                               84,458                 $693,401
AXP(R) Threadneedle
  Emerging Markets Fund                       174,576                1,241,235
AXP(R) Threadneedle
  International Fund                          305,078                2,138,594
Total                                                               11,652,042

Real estate (3.2%)
AXP(R) Real Estate Fund                       367,065                4,540,593

U.S. large cap (21.7%)
AXP(R) Diversified Equity
  Income Fund                                 321,893                3,466,788
AXP(R) Growth Fund                            259,515(b)             6,812,272
AXP(R) Large Cap Equity Fund                  314,021                1,548,121
AXP(R) Large Cap Value Fund                   429,414                2,370,364
AXP(R) New Dimensions Fund(R)                 173,377                3,923,533
AXP(R) Partners Fundamental
  Value Fund                                  389,634                2,092,336
AXP(R) Partners Growth Fund                   604,109                3,340,724
AXP(R) Partners Value Fund                    496,942                2,648,701
AXP(R) Quantitative Large Cap
  Equity Fund                                 613,990                3,825,155
AXP(R) Stock Fund                              68,411                1,272,448
Total                                                               31,300,442

U.S. mid cap (3.4%)
AXP(R) Equity Select Fund                     132,557(b)             1,609,240
AXP(R) Mid Cap Value Fund                      66,982                  500,359
AXP(R) Partners Aggressive
  Growth Fund                                 299,481                2,087,381

Equity funds (continued)
                                               Shares                 Value(a)

U.S. mid cap (cont.)
AXP(R) Partners Select
  Value Fund                                  117,675                 $764,884
Total                                                                4,961,864

U.S. small cap (1.1%)
AXP(R) Partners Small Cap
  Core Fund                                    66,752                  371,139
AXP(R) Partners Small Cap
  Growth Fund                                  92,464(b)               364,307
AXP(R) Partners Small Cap
  Value Fund                                   76,749                  487,354
AXP(R) Small Cap
  Advantage Fund                               54,362                  367,488
Total                                                                1,590,288

Total equity funds
(Cost: $53,305,656)                                                $54,045,229

Cash equivalents (3.1%)(c)
                                               Shares                 Value(a)

Money market
AXP(R) Cash
   Management Fund                          4,479,145               $4,479,145

Total cash equivalents
(Cost: $4,479,145)                                                  $4,479,145

Total investments in affiliated funds
(Cost: $143,181,262)(d)                                           $144,159,547

Notes to investments in affiliated funds

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2005.

(b)   Non-income producing.

(c) See Note 6 to the financial statements, "Investments in underlying affiliated funds" in the most recent Annual Report dated Jan. 31, 2005.

(d) At April 30, 2005, the cost of securities for federal income tax purposes was approximately $143,181,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $1,713,000
      Unrealized depreciation                                        (734,000)
                                                                     --------
      Net unrealized appreciation                                  $  979,000
                                                                   ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

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3 -- AXP PORTFOLIO BUILDER FUNDS -- PORTFOLIO HOLDINGS AT APRIL 30, 2005

Investments in Affiliated Funds

AXP Portfolio Builder Moderate Fund

April 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity funds (52.5%)(c)
                                               Shares                 Value(a)

International (11.6%)
AXP(R) Partners International
  Aggressive Growth Fund                    1,523,215              $11,271,792
AXP(R) Partners International
  Core Fund                                   889,487                5,968,457
AXP(R) Partners International
  Select Value Fund                         1,083,146                8,697,665
AXP(R) Partners International
  Small Cap Fund                              336,377                2,761,651
AXP(R) Threadneedle
  Emerging Markets Fund                       675,759                4,804,643
AXP(R) Threadneedle
  International Fund                        1,007,724                7,064,143
Total                                                               40,568,351

Real estate (3.2%)
AXP(R) Real Estate Fund                       893,504               11,052,640

U.S. large cap (31.1%)
AXP(R) Diversified Equity
  Income Fund                               1,142,417               12,303,834
AXP(R) Growth Fund                            902,445(b)            23,689,185
AXP(R) Large Cap
  Equity Fund                               1,098,978                5,417,959
AXP(R) Large Cap Value Fund                 1,457,046                8,042,892
AXP(R) New  Dimensions Fund(R)                603,984               13,668,166
AXP(R) Partners
  Fundamental Value Fund                    1,356,414                7,283,946

Equity funds (continued)
                                               Shares                 Value(a)

U.S. large cap (cont.)
AXP(R) Partners Growth Fund                 2,100,040              $11,613,221
AXP(R) Partners Value Fund                  1,724,299                9,190,515
AXP(R) Quantitative
  Large Cap Equity Fund                     2,121,088               13,214,375
AXP(R) Stock Fund                             238,906                4,443,652
Total                                                              108,867,745

U.S. mid cap (5.0%)
AXP(R) Equity Select Fund                     467,660(b)             5,677,396
AXP(R) Mid Cap Value Fund                     239,667                1,790,310
AXP(R) Partners Aggressive
  Growth Fund                               1,043,019                7,269,843
AXP(R) Partners Select
  Value Fund                                  405,652                2,636,737
Total                                                               17,374,286

U.S. small cap (1.6%)
AXP(R) Partners Small Cap
  Core Fund                                   234,955                1,306,350
AXP(R) Partners Small Cap
  Growth Fund                                 325,228(b)             1,281,398
AXP(R) Partners Small Cap
  Value Fund                                  270,876                1,720,065
AXP(R) Small Cap
  Advantage Fund                              191,525                1,294,707
Total                                                                5,602,520

Total equity funds
(Cost: $181,809,336)                                              $183,465,542

Fixed income funds (47.5%)(c)
                                               Shares                 Value(a)

Global bond (5.5%)
AXP(R) Global Bond Fund                     2,768,318              $19,295,174

High yield (8.6%)
AXP(R) Income
   Opportunities Fund                       2,924,782               30,037,510

Inflation protected securities (4.8%)
AXP(R) Inflation Protected
   Securities Fund                          1,629,789               16,737,933

Investment grade (28.6%)
AXP(R) Core Bond Fund                       3,723,011               36,262,125
AXP(R) Limited Duration
  Bond Fund                                 1,692,522               16,637,492
AXP(R) Selective Fund                       5,445,436               47,048,569
Total                                                               99,948,186

Total fixed income funds
(Cost: $165,734,696)                                              $166,018,803

Cash equivalents (--%)(c)
                                               Shares                 Value(a)

Money market
AXP(R) Cash Management Fund                        10                      $10

Total cash equivalents
(Cost: $10)                                                                $10

Total investments in affiliated funds
(Cost: $347,544,042)(d)                                           $349,484,355

Notes to investments in affiliated funds

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2005.

(b)   Non-income producing.

(c) See Note 6 to the financial statements, "Investments in underlying affiliated funds" in the most recent Annual Report dated Jan. 31, 2005.

(d) At April 30, 2005, the cost of securities for federal income tax purposes was approximately $347,544,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 4,293,000
      Unrealized depreciation                                      (2,353,000)
                                                                   ----------
      Net unrealized appreciation                                 $ 1,940,000
                                                                  -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

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4 -- AXP PORTFOLIO BUILDER FUNDS -- PORTFOLIO HOLDINGS AT APRIL 30, 2005

Investments in Affiliated Funds

AXP Portfolio Builder Moderate Aggressive Fund

April 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity funds (67.5%)(c)
                                               Shares                 Value(a)

International (15.2%)
AXP(R) Partners International
  Aggressive Growth Fund                    2,440,161              $18,057,193
AXP(R) Partners
  International Core Fund                   1,400,080                9,394,535
AXP(R) Partners International
  Select Value Fund                         1,726,927               13,867,228
AXP(R) Partners International
  Small Cap Fund                              500,141                4,106,157
AXP(R) Threadneedle
  Emerging Markets Fund                     1,041,026                7,401,697
AXP(R) Threadneedle
  International Fund                        1,632,866               11,446,391
Total                                                               64,273,201

Real estate (3.2%)
AXP(R) Real Estate Fund                     1,086,978               13,445,920

U.S. large cap (40.5%)
AXP(R) Diversified Equity
  Income Fund                               1,782,904               19,201,877
AXP(R) Growth Fund                          1,427,171(b)            37,463,234
AXP(R) Large Cap Equity Fund                1,732,717                8,542,294
AXP(R) Large Cap Value Fund                 2,281,796               12,595,512
AXP(R) New
  Dimensions Fund(R)                          953,827               21,585,109
AXP(R) Partners
  Fundamental Value Fund                    2,147,111               11,529,987
AXP(R) Partners Growth Fund                 3,323,625               18,379,645

Equity funds (continued)
                                               Shares                 Value(a)

U.S. large cap (cont.)
AXP(R) Partners Value Fund                  2,730,798              $14,555,154
AXP(R) Quantitative
  Large Cap Equity Fund                     3,353,114               20,889,897
AXP(R) Stock Fund                             378,474                7,039,613
Total                                                              171,782,322

U.S. mid cap (6.5%)
AXP(R) Equity Select Fund                     737,650(b)             8,955,065
AXP(R) Mid Cap Value Fund                     377,861                2,822,625
AXP(R) Partners
  Aggressive Growth Fund                    1,652,811               11,520,091
AXP(R) Partners
  Select Value Fund                           639,448                4,156,414
Total                                                               27,454,195

U.S. small cap (2.1%)
AXP(R) Partners Small Cap
  Core Fund                                   366,496                2,037,717
AXP(R) Partners Small Cap
  Growth Fund                                 507,329(b)             1,998,876
AXP(R) Partners Small Cap
  Value Fund                                  423,395                2,688,557
AXP(R) Small Cap
  Advantage Fund                              298,729                2,019,405
Total                                                                8,744,555

Total equity funds
(Cost: $283,941,299)                                              $285,700,193

Fixed income funds (32.6%)(c)
                                               Shares                 Value(a)

Global bond (5.4%)
AXP(R) Global Bond Fund                     3,305,403              $23,038,657

High yield (3.4%)
AXP(R) Income
   Opportunities Fund                       1,397,671               14,354,085

Inflation protected securities (3.3%)
AXP(R) Inflation Protected
   Securities Fund                          1,349,687               13,861,282

Investment grade (20.5%)
AXP(R) Core Bond Fund                       3,053,906               29,745,043
AXP(R) Limited Duration
  Bond Fund                                 1,401,450               13,776,258
AXP(R) Selective Fund                       4,979,149               43,019,844
Total                                                               86,541,145

Total fixed income funds
(Cost: $137,331,274)                                              $137,795,169

Cash equivalents (--%)(c)
                                               Shares                 Value(a)

Money market
AXP(R) Cash Management Fund                        11                      $11

Total cash equivalents
(Cost: $11)                                                                $11

Total investments in affiliated funds
(Cost: $421,272,584)(d)                                           $423,495,373

Notes to investments in affiliated funds

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2005.

(b)   Non-income producing.

(c) See Note 6 to the financial statements, "Investments in underlying affiliated funds" in the most recent Annual Report dated Jan. 31, 2005.

(d) At April 30, 2005, the cost of securities for federal income tax purposes was approximately $421,273,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 5,470,000
      Unrealized depreciation                                      (3,248,000)
                                                                   ----------
      Net unrealized appreciation                                 $ 2,222,000
                                                                  -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
5 -- AXP PORTFOLIO BUILDER FUNDS -- PORTFOLIO HOLDINGS AT APRIL 30, 2005

Investments in Affiliated Funds

AXP Portfolio Builder Aggressive Fund

April 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity funds (82.8%)(c)
                                               Shares                 Value(a)

International (18.8%)
AXP(R) Partners International
  Aggressive Growth Fund                    1,533,383              $11,347,035
AXP(R) Partners International
  Core Fund                                   840,831                5,641,979
AXP(R) Partners International
  Select Value Fund                         1,084,762                8,710,643
AXP(R) Partners International
  Small Cap Fund                              260,825                2,141,376
AXP(R) Threadneedle
  Emerging Markets Fund                       572,815                4,072,712
AXP(R) Threadneedle
  International Fund                        1,018,640                7,140,663
Total                                                               39,054,408

Real estate (3.2%)
AXP(R) Real Estate Fund                       537,457                6,648,342

U.S. large cap (50.2%)
AXP(R) Diversified
  Equity Income Fund                        1,097,017               11,814,873
AXP(R) Growth Fund                            866,759(b)            22,752,430
AXP(R) Large Cap
  Equity Fund                               1,052,874                5,190,667
AXP(R) Large Cap
  Value Fund                                1,362,770                7,522,493
AXP(R) New
  Dimensions Fund(R)                          580,317               13,132,563
AXP(R) Partners
  Fundamental Value Fund                    1,304,084                7,002,929

Equity funds (continued)
                                               Shares                 Value(a)

U.S. large cap (cont.)
AXP(R) Partners Growth Fund                 2,019,813              $11,169,565
AXP(R) Partners Value Fund                  1,664,031                8,869,284
AXP(R) Quantitative
  Large Cap Equity Fund                     2,056,297               12,810,732
AXP(R) Stock Fund                             229,466                4,268,072
Total                                                              104,533,608

U.S. mid cap (8.0%)
AXP(R) Equity Select Fund                     448,320(b)             5,442,607
AXP(R) Mid Cap Value Fund                     227,131                1,696,668
AXP(R) Partners Aggressive
  Growth Fund                               1,007,409                7,021,638
AXP(R) Partners Select
  Value Fund                                  387,623                2,519,547
Total                                                               16,680,460

U.S. small cap (2.6%)
AXP(R) Partners Small Cap
  Core Fund                                   224,776                1,249,757
AXP(R) Partners Small Cap
  Growth Fund                                 311,131(b)             1,225,856
AXP(R) Partners Small Cap
  Value Fund                                  256,067                1,626,022
AXP(R) Small Cap
  Advantage Fund                              183,080                1,237,619
Total                                                                5,339,254

Total equity funds
(Cost: $171,407,922)                                              $172,256,072

Fixed income funds (17.4%)(c)
                                               Shares                 Value(a)

Global bond (0.9%)
AXP(R) Global Bond Fund                       263,143               $1,834,109

High yield (3.6%)
AXP(R) Income
   Opportunities Fund                         738,468                7,584,068

Investment grade (12.9%)
AXP(R) Core Bond Fund                         758,839                7,391,096
AXP(R) Limited Duration
  Bond Fund                                   920,496                9,048,479
AXP(R) Selective Fund                         399,462                3,451,356
AXP(R) Short Duration
  U.S. Government Fund                      1,424,734                6,810,227
Total                                                               26,701,158

Total fixed income funds
(Cost: $36,157,158)                                                $36,119,335

Cash equivalents (--%)(c)
                                               Shares                 Value(a)

Money market
AXP(R) Cash Management Fund                        10                      $10

Total cash equivalents
(Cost: $10)                                                                $10

Total investments in affiliated funds
(Cost: $207,565,090)(d)                                           $208,375,417

Notes to investments in affiliated funds

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2005.

(b)   Non-income producing.

(c) See Note 6 to the financial statements, "Investments in underlying affiliated funds" in the most recent Annual Report dated Jan. 31, 2005.

(d) At April 30, 2005, the cost of securities for federal income tax purposes was approximately $207,565,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 2,640,000
      Unrealized depreciation                                      (1,830,000)
                                                                   ----------
      Net unrealized appreciation                                 $   810,000
                                                                  -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
6 -- AXP PORTFOLIO BUILDER FUNDS -- PORTFOLIO HOLDINGS AT APRIL 30, 2005

Investments in Affiliated Funds

AXP Portfolio Builder Total Equity Fund

April 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity funds (100.1%)(c)
                                               Shares                 Value(a)

International (22.8%)
AXP(R) Partners International
  Aggressive Growth Fund                    1,463,298              $10,828,404
AXP(R) Partners International
  Core Fund                                   818,593                5,492,760
AXP(R) Partners International
  Select Value Fund                         1,038,635                8,340,236
AXP(R) Partners International
  Small Cap Fund                              268,205                2,201,964
AXP(R) Threadneedle
  Emerging Markets Fund                       550,296                3,912,606
AXP(R) Threadneedle
  International Fund                          980,641                6,874,296
Total                                                               37,650,266

Real estate (3.2%)
AXP(R) Real Estate Fund                       427,671                5,290,292

Equity funds (continued)
                                               Shares                 Value(a)

U.S. large cap (61.2%)
AXP(R) Diversified Equity
  Income Fund                               1,074,035              $11,567,359
AXP(R) Growth Fund                            838,004(b)            21,997,604
AXP(R) Large Cap
  Equity Fund                               1,016,956                5,013,593
AXP(R) Large Cap
  Value Fund                                1,282,258                7,078,065
AXP(R) New
  Dimensions Fund(R)                          559,765               12,667,481
AXP(R) Partners
  Fundamental Value Fund                    1,258,134                6,756,178
AXP(R) Partners Growth Fund                 1,948,099               10,772,989
AXP(R) Partners Value Fund                  1,603,739                8,547,931
AXP(R) Quantitative
  Large Cap Equity Fund                     1,981,181               12,342,760
AXP(R) Stock Fund                             221,526                4,120,379
Total                                                              100,864,339

U.S. mid cap (9.8%)
AXP(R) Equity Select Fund                     432,558(b)            $5,251,260
AXP(R) Mid Cap Value Fund                     219,794                1,641,862
AXP(R) Partners
  Aggressive Growth Fund                      970,111                6,761,675
AXP(R) Partners Select
  Value Fund                                  371,649                2,415,715
Total                                                               16,070,512

Equity funds (continued)
                                               Shares                 Value(a)

U.S. small cap (3.1%)
AXP(R) Partners Small Cap
  Core Fund                                   216,263               $1,202,423
AXP(R) Partners Small Cap
  Growth Fund                                 299,566(b)             1,180,292
AXP(R) Partners Small Cap
  Value Fund                                  248,518                1,578,091
AXP(R) Small Cap
  Advantage Fund                              176,194                1,191,073
Total                                                                5,151,879

Total equity funds
(Cost: $164,506,976)                                              $165,027,288

Cash equivalents (--%)(c)
                                               Shares                 Value(a)

Money market
AXP(R) Cash Management Fund                         8                       $8

Total cash equivalents
(Cost: $8)                                                                  $8

Total investments in affiliated funds
(Cost: $164,506,984)(d)                                           $165,027,296

Notes to investments in affiliated funds

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2005.

(b)   Non-income producing.

(c) See Note 6 to the financial statements, "Investments in underlying affiliated funds" in the most recent Annual Report dated Jan. 31, 2005.

(d) At April 30, 2005, the cost of securities for federal income tax purposes was approximately $164,507,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 2,205,000
      Unrealized depreciation                                      (1,685,000)
                                                                   ----------
      Net unrealized appreciation                                 $   520,000
                                                                  -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
7 -- AXP PORTFOLIO BUILDER FUND   --   PORTFOLIO HOLDINGS AT APRIL 30, 2005

                                                              S-6282-80 C (6/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                         AXP(R) SMALL COMPANY INDEX FUND

                                AT APRIL 30, 2005

Investments in Securities

AXP Small Company Index Fund

April 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.6%)
Issuer                                         Shares                 Value(a)

Aerospace & defense (1.7%)
AAR                                            78,385(b)           $1,154,611
Armor Holdings                                 83,045(b)            2,907,406
Curtiss-Wright                                 52,060               2,821,652
DRS Technologies                               66,405(b)            2,938,422
EDO                                            42,805               1,276,873
Esterline Technologies                         60,970(b)            1,970,550
Kaman Cl A                                     55,264                 711,800
Moog Cl A                                      89,125(b)            2,656,816
Teledyne Technologies                          80,624(b)            2,452,582
Triumph Group                                  38,621(b)            1,202,272
Total                                                              20,092,984

Airlines (0.3%)
Frontier Airlines                              86,633(b)              841,206
Mesa Air Group                                 73,738(b,e)            393,024
SkyWest Airlines                              139,868               2,528,813
Total                                                               3,763,043

Automotive & related (1.2%)
AO Smith                                       59,839               1,705,412
Barnes Group                                   51,567               1,482,551
Central Parking                                76,497               1,250,726
GenCorp                                       124,543(e)            2,367,563
Midas                                          36,021(b)              778,774
Myers Inds                                     79,527                 764,254
Standard Motor Products                        36,535                 331,738
Superior Inds Intl                             59,510(e)            1,209,838
TBC                                            54,113(b)            1,415,596
Winnebago Inds                                 73,666               2,146,627
Total                                                              13,453,079

Banks and savings & loans (7.4%)
Anchor BanCorp Wisconsin                       50,834               1,343,034
BankAtlantic Bancorp Cl A                     128,050               2,184,533
BankUnited Financial Cl A                      68,340               1,631,959
Boston Private
  Financial Holdings                           67,034               1,497,540
Brookline Bancorp                             149,845               2,247,675
Chittenden                                    112,621               2,827,913
Commercial Federal                             95,393               2,490,711

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Banks and savings & loans (cont.)
Community Bank System                          74,385              $1,646,140
Dime Community Bancshares                      81,552               1,210,232
Downey Financial                               57,540               3,724,564
East-West Bancorp                             127,626               4,099,346
First BanCorp Puerto Rico                      93,068(c)            3,374,646
First Midwest Bancorp                         111,172               3,630,878
First Republic Bank                            56,713               1,774,550
FirstFed Financial                             40,104(b)            2,030,466
Flagstar Bancorp                              113,300               2,157,232
Gold Banc                                      97,655               1,350,569
Hudson United Bancorp                         109,243               3,742,664
MAF Bancorp                                    77,479               3,128,602
Nara Bancorp                                   56,675                 761,712
PrivateBancorp                                 45,560               1,423,750
Provident Bankshares                           80,477               2,356,367
Republic Bancorp                              170,476               2,161,636
Riggs Natl                                     63,775               1,245,526
South Financial Group                         172,739               4,558,581
Southwest Bancorporation
  of Texas                                    170,220               2,825,652
Sterling Bancshares                           109,685               1,473,070
Sterling Financial                             55,411(b)            1,811,386
Susquehanna Bancshares                        113,025               2,376,916
Trustco Bank NY                               180,682               1,989,309
UCBH Holdings                                 221,158               3,478,815
Umpqua Holdings                               108,480               2,410,426
United Bankshares                              95,372               2,920,291
Whitney Holding                               102,046               4,619,621
Wintrust Financial                             52,340(e)            2,402,929
Total                                                              84,909,241

Beverages & tobacco (0.1%)
DIMON                                         110,255                 656,017
Schweitzer-Mauduit Intl                        36,756               1,074,011
Total                                                               1,730,028

Broker dealers (0.3%)
Investment Technology Group                   101,880(b)            1,936,739
Piper Jaffray Companies                        50,305(b)            1,390,933
Total                                                               3,327,672

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Building materials & construction (2.8%)
Apogee Enterprises                             66,484                $856,314
Building Material Holding                      33,341               1,831,755
ElkCorp                                        46,048               1,266,320
Florida Rock Inds                              90,710               5,268,436
Griffon                                        64,813(b)            1,243,761
Hughes Supply                                 160,677               4,193,670
Insituform Technologies Cl A                   65,035(b)              969,672
Interface Cl A                                118,910(b)              713,460
MDC Holdings                                   91,605               5,989,134
Simpson Mfg                                   102,626               2,770,902
Texas Inds                                     53,987               2,493,120
Tredegar                                       80,614               1,310,784
Universal Forest Products                      41,594               1,583,068
Watts Water
  Technologies Cl A                            69,978               2,186,813
Total                                                              32,677,209

Chemicals (1.8%)
Arch Chemicals                                 57,017               1,469,898
Cambrex                                        63,445               1,205,455
Georgia Gulf                                   82,548               3,046,847
HB Fuller                                      69,640               2,111,485
Immucor                                       109,585(b)            3,270,016
MacDermid                                      67,002               2,033,511
OM Group                                       68,910(b)            1,511,885
Omnova Solutions                               98,874(b)              400,440
Penford                                        21,443                 308,779
PolyOne                                       223,052(b)            1,721,961
Quaker Chemical                                23,493                 457,879
Schulman A                                     74,485               1,243,900
WD-40                                          40,283               1,129,535
Wellman                                        77,803                 837,160
Total                                                              20,748,751

Computer hardware (1.4%)
Adaptec                                       271,162(b)              992,453
Agilysys                                       69,892                 923,972
Artesyn Technologies                           95,394(b)              672,528
Black Box                                      42,023               1,366,588
Engineered Support Systems                     97,833               3,455,461

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- AXP SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2005

Issuer                                         Shares                 Value(a)

Computer hardware (cont.)
Hutchinson Technology                          61,167(b)           $2,265,625
Insight Enterprises                           120,658(b)            2,183,910
Mercury Computer Systems                       51,239(b)            1,349,123
Phoenix Technologies                           60,085(b)              486,088
RadiSys                                        48,281(b)              675,934
Standard Register                              63,819                 795,823
Synaptics                                      63,860(b)            1,157,782
Total                                                              16,325,287

Computer software & services (7.2%)
Altiris                                        56,170(b)              915,009
ANSYS                                          76,590(b)            2,331,400
Avid Technology                                82,525(b)            4,085,812
Brady Cl A                                    108,394               3,213,882
Brooktrout                                     30,683(b)              301,921
CACI Intl Cl A                                 72,666(b)            4,514,011
Carreker                                       56,188(b)              253,970
Ciber                                         142,619(b)            1,109,576
Concord Communications                         44,490(b)              731,861
Dendrite Intl                                 101,505(b)            1,565,207
Digital Insight                                86,740(b)            1,740,872
eFunds                                        118,670(b)            2,594,126
EPIQ Systems                                   38,195(b)              579,418
FactSet Research Systems                       94,220               2,615,547
FileNet                                       100,444(b)            2,661,766
FindWhat.com                                   67,890(b)              571,634
Global Payments                                86,572               5,606,402
Hyperion Solutions                             97,201(b)            3,953,164
Inter-Tel                                      56,572               1,077,131
Internet Security Systems                     104,700(b)            2,036,415
j2 Global Communications                       52,530(b)            1,876,372
JDA Software Group                             70,750(b)              724,480
Kronos                                         77,296(b)            3,018,409
Manhattan Associates                           72,942(b)            1,377,145
ManTech Intl Cl A                              60,625(b)            1,458,031
MapInfo                                        49,491(b)              560,733
MAXIMUS                                        48,662(d)            1,493,923
MICROS Systems                                 91,972(b)            3,646,690
MRO Software                                   55,860(b)              714,449
Napster                                       103,923(b)              594,440
NDCHealth                                      87,453               1,335,407
NETGEAR                                        53,890(b)              869,246
NYFIX                                          74,784(b)              395,607
PC-Tel                                         47,895(b)              346,760
Pegasus Solutions                              46,597(b)              498,122
Pinnacle Systems                              169,360(b)              843,413
Planar Systems                                 35,645(b)              274,823
Progress Software                              88,810(b)            2,369,451
Radiant Systems                                57,795(b)              497,037
SERENA Software                                85,000(b)            1,617,550
SPSS                                           40,178(b)              646,464
Take-Two Interactive Software                 167,754(b)            3,947,240
TALX                                           50,450               1,247,124
THQ                                            95,369(b)            2,405,206
Verity                                         91,786(b)              752,645
Watson Wyatt & Co Holdings                     79,160               2,089,824
WebEx Communications                           93,385(b)            2,037,661
Websense                                       57,710(b)            3,061,516
Zix                                            71,922(b)              197,786
Total                                                              83,356,678

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Electronics (5.9%)
Actel                                          61,167(b)             $858,173
Advanced Energy Inds                           66,208(b)              700,481
Aeroflex                                      181,264(b)            1,437,424
Alliance Semiconductor                         73,284(b)              115,789
Analogic                                       30,609               1,276,701
ATMI                                           90,697(b)            2,078,322
Audiovox Cl A                                  50,937(b)              695,799
Axcelis Technologies                          242,928(b)            1,508,583
BEI Technologies                               32,162                 739,726
Bel Fuse Cl B                                  27,130                 728,441
Belden CDT                                    113,943               2,089,715
Bell Microproducts                             68,959(b)              551,672
Benchmark Electronics                         100,419(b)            2,715,329
Brooks Automation                             109,358(b)            1,406,344
Brush Engineered Materials                     46,655(b)              667,633
C&D Technologies                               61,598                 433,034
Cognex                                        106,827               2,333,102
Cohu                                           52,431                 935,893
CTS                                            89,276                 941,862
Cubic                                          51,300                 902,367
Cymer                                          89,728(b)            2,224,357
Daktronics                                     42,140(b)              857,970
Dionex                                         48,090(b)            2,065,466
DSP Group                                      68,065(b)            1,640,367
Electro Scientific Inds                        69,109(b)            1,142,372
ESS Technology                                 85,576(b)              328,612
Exar                                          101,217(b)            1,284,444
Gerber Scientific                              51,440(b)              364,195
Helix Technology                               63,288                 762,304
Itron                                          52,245(b,d)          1,884,477
Kopin                                         170,120(b)              522,268
Kulicke & Soffa Inds                          124,949(b)              638,489
Littelfuse                                     54,075(b)            1,456,781
Magnetek                                       69,366(b)              251,105
Methode Electronics                            88,321                 995,378
Microsemi                                     148,458(b)            2,511,909
Park Electrochemical                           45,990               1,018,679
Paxar                                          91,527(b)            1,640,164
Pericom Semiconductor                          64,139(b)              537,485
Photon Dynamics                                40,929(b)              791,976
Photronics                                     79,570(b)            1,265,163
Power Integrations                             75,403(b)            1,640,015
Rogers                                         40,712(b)            1,406,192
Rudolph Technologies                           36,738(b)              473,920
SBS Technologies                               37,853(b)              356,197
ScanSource                                     30,685(b)            1,419,181
Skyworks Solutions                            380,598(b)            1,994,334
Sonic Solutions                                55,020(b)              808,244
Standard Microsystems                          45,337(b)              641,519
Supertex                                       31,735(b)              452,541
Technitrol                                     98,356               1,276,661
Trimble Navigation                            125,983(b)            4,336,334
Ultratech                                      57,848(b)              920,940
Varian Semiconductor
  Equipment Associates                         88,812(b)            3,311,798
Veeco Instruments                              67,876(b)              903,430
Vicor                                          74,648                 880,846
X-Rite                                         47,147                 488,914
Total                                                              68,611,417

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Energy (2.9%)
Cabot Oil & Gas                               118,165              $3,478,778
Frontier Oil                                   65,985               2,776,649
Massey Energy                                 184,800               6,673,127
Patina Oil & Gas                              173,022               6,644,045
Petroleum Development                          40,260(b)            1,030,656
Remington Oil and Gas                          60,698(b)            1,770,561
St. Mary Land & Exploration                   139,970               3,037,349
Stone Energy                                   61,598(b)            2,768,214
Swift Energy                                   68,115(b)            1,793,468
Vintage Petroleum                             146,121               4,221,436
Total                                                              34,194,283

Energy equipment & services (3.6%)
Atwood Oceanics                                32,807(b)            1,872,295
Cal Dive Intl                                  93,271(b)            4,148,693
CARBO Ceramics                                 35,012               2,324,097
Cimarex Energy                                101,102(b,e)          3,589,121
Dril-Quip                                      29,007(b)              845,554
Headwaters                                     97,180(b)            3,106,845
Hydril                                         51,805(b)            2,724,943
Input/Output                                  166,036(b)            1,002,857
Lone Star Technologies                         71,179(b)            2,771,710
Oceaneering Intl                               62,304(b)            2,044,194
Offshore Logistics                             56,559(b)            1,638,514
Penn Virginia                                  44,950               1,846,097
SEACOR Holdings                                44,463(b)            2,534,836
Spinnaker Exploration                          74,185(b)            2,374,662
TETRA Technologies                             54,418(b)            1,470,919
Unit                                          101,146(b,e)          3,879,961
Veritas DGC                                    81,208(b)            2,078,925
W-H Energy Services                            67,760(b)            1,492,075
Total                                                              41,746,298

Engineering & construction (0.9%)
EMCOR Group                                    37,164(b)            1,660,488
Lennox Intl                                   133,242               2,604,881
Shaw Group                                    186,963(b)            3,378,421
URS                                            95,593(b)            2,939,485
Total                                                              10,583,275

Environmental services (0.5%)
Tetra Tech                                    137,283(b)            1,453,827
Waste Connections                             115,932(b)            4,083,125
Total                                                               5,536,952

Finance companies (0.2%)
Financial Federal                              42,254               1,491,566
World Acceptance                               46,175(b)            1,175,154
Total                                                               2,666,720

Financial services (0.9%)
Bowne & Co                                     82,115               1,069,137
Delphi Financial Group Cl A                    72,376               3,005,052
Heidrick & Struggles Intl                      46,621(b)            1,205,619
iPayment                                       25,360(b)              922,850
Irwin Financial                                56,115               1,126,228
PRG-Schultz Intl                              103,791(b)              495,083
Rewards Network                                49,980(b)              247,401
SWS Group                                      38,866                 567,444
Viad                                           53,795               1,385,221
Total                                                              10,024,035

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
2 -- AXP SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2005

Issuer                                         Shares                 Value(a)

Food (2.1%)
American Italian Pasta Cl A                    44,676(e)           $1,057,034
Corn Products Intl                            182,646               4,021,864
Delta & Pine Land                              93,853               2,365,096
Flowers Foods                                  90,042               2,596,811
Hain Celestial Group                           80,812(b)            1,434,413
J & J Snack Foods                              19,121                 935,973
Lance                                          68,783               1,133,544
Nash Finch                                     30,810               1,089,750
Performance Food Group                        113,668(b)            3,056,533
Ralcorp Holdings                               71,686               2,840,199
Sanderson Farms                                37,370               1,354,289
United Natural Foods                           92,652(b)            2,483,074
Total                                                              24,368,580

Furniture & appliances (1.3%)
Aaron Rents                                   107,641               2,363,796
Bassett Furniture Inds                         26,839                 527,118
Briggs & Stratton                             125,238               4,053,954
Ethan Allen Interiors                          86,267               2,599,225
Fedders                                        65,485                 130,315
La-Z-Boy                                      126,775               1,501,016
Natl Presto Inds                               14,089                 549,471
Select Comfort                                 89,835(b)            1,987,150
Thomas Inds                                    35,610               1,405,527
Total                                                              15,117,572

Health care products (6.9%)
Advanced Medical Optics                        90,360(b)            3,341,513
Alpharma Cl A                                 113,952               1,075,707
American Medical
  Systems Holdings                            147,680(b)            2,578,493
ArthroCare                                     57,316(b)            1,683,944
BIOLASE Technology                             56,320(e)              370,586
Biosite                                        40,805(b,e)          2,325,885
Bradley Pharmaceuticals                        36,175(b,e)            323,405
Coherent                                       74,347(b)            2,385,052
Conmed                                         72,516(b)            2,155,176
Cooper Companies                              103,985(e)            7,024,186
Datascope                                      33,081                 950,086
Diagnostic Products                            63,789               3,093,767
Enzo Biochem                                   73,274(b)              997,992
Haemonetics                                    62,912(b)            2,690,746
Hologic                                        50,711(b)            1,804,297
ICU Medical                                    32,975(b)            1,168,304
IDEXX Laboratories                             81,778(b)            4,640,084
Integra LifeSciences Holdings                  59,570(b)            2,110,565
Intermagnetics General                         62,080(b)            1,524,685
Invacare                                       76,390               3,128,934
Kensey Nash                                    27,560(b)              757,349
Medicis Pharmaceutical Cl A                   132,094               3,711,841
Mentor                                         85,675               3,144,273
Merit Medical Systems                          64,230(b)              812,510
MGI PHARMA                                    173,642(b)            3,828,806
Noven Pharmaceuticals                          56,976(b)              947,511
Osteotech                                      41,460(b)              106,967
PolyMedica                                     67,422               2,089,408
Possis Medical                                 42,175(b)              373,671
Regeneron Pharmaceuticals                     115,884(b)              644,315
ResMed                                         83,217(b)            5,167,775
Respironics                                    86,326(b)            5,454,939
Savient Pharmaceuticals                       146,887(b)              405,408
Sybron Dental Specialties                      97,205(b)            3,620,886

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Health care products (cont.)
Theragenics                                    72,842(b)             $255,675
Viasys Healthcare                              71,593(b)            1,520,635
Vital Signs                                    22,367                 912,574
Wilson Greatbatch
  Technologies                                 51,990(b)              997,168
Total                                                              80,125,118

Health care services (5.5%)
Accredo Health                                118,955(b)            5,388,662
Amedisys                                       36,930(b)            1,108,269
American Healthways                            80,400(b)            3,002,940
AmSurg                                         71,100(b)            1,840,779
Angelica                                       21,929                 591,644
ArQule                                         75,839(b)              398,155
Centene                                       100,730(b)            2,805,331
Cerner                                         79,381(b,e)          4,608,861
Chemed                                         30,305               2,146,806
Connetics                                      87,320(b)            1,897,464
Cross Country Healthcare                       63,885(b)            1,029,187
CryoLife                                       54,121(b,e)            325,267
Cyberonics                                     54,570(b)            2,056,743
DJ Orthopedics                                 48,385(b)            1,216,883
Gentiva Health Services                        58,375(b)            1,142,983
Healthcare Services Group                      36,630                 924,908
LabOne                                         41,730(b)            1,463,888
LCA-Vision                                     43,617               1,709,350
OCA                                           112,558(b,e)            456,985
Odyssey HealthCare                             83,407(b)              953,342
Owens & Minor                                  96,153               2,789,399
PAREXEL Intl                                   63,732(b)            1,161,834
Pediatrix Medical Group                        55,366(b)            3,769,871
Pharmaceutical Product
  Development                                 128,271(b)            5,820,938
Priority Healthcare Cl B                       87,831(b)            2,000,790
RehabCare Group                                39,891(b)            1,197,528
SFBC Intl                                      40,785(b)            1,272,492
Sierra Health Services                         64,905(b)            4,198,704
Sunrise Senior Living                          45,453(b)            2,329,012
SurModics                                      40,281(b)            1,452,936
United Surgical Partners Intl                  70,000(b)            3,097,500
Total                                                              64,159,451

Home building (2.0%)
Champion Enterprises                          176,294(b)            1,664,215
Fleetwood Enterprises                         135,040(b)            1,031,706
Meritage Homes                                 56,250(b)            3,560,063
Monaco Coach                                   71,484               1,013,643
NVR                                            13,879(b)            9,969,979
Skyline                                        18,558                 669,944
Standard-Pacific                               82,167               5,883,979
Total                                                              23,793,529

Household products (0.8%)
Action Performance Companies                   45,107                 477,683
Applica                                        54,394(b)              126,738
Enesco Group                                   34,992(b)              196,305
JAKKS Pacific                                  63,746(b)            1,197,787
Libbey                                         33,503                 587,308
Nature's Sunshine Products                     32,916                 493,411
Nautilus                                       75,895               1,886,750
Spectrum Brands                               103,835(b)            3,783,747
Total                                                               8,749,729

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Industrial services (0.8%)
ABM Inds                                      107,784              $1,958,435
Applied Industrial
  Technologies                                 65,954               1,840,117
Ceradyne                                       59,120(b)            1,174,123
G&K Services Cl A                              51,171               1,963,943
Watsco                                         60,944               2,644,360
Total                                                               9,580,978

Industrial transportation (2.3%)
Arkansas Best                                  58,390               1,841,037
EGL                                           111,930(b)            2,183,754
Forward Air                                    78,333               1,884,692
Heartland Express                             147,630               2,737,060
Kansas City Southern                          198,259(b)            3,751,060
Kirby                                          57,221(b)            2,331,184
Knight Transportation                         113,990               2,408,609
Landstar System                               147,426(b)            4,518,606
USF                                            67,976(e)            2,897,817
Wabash Natl                                    74,983               1,912,067
Total                                                              26,465,886

Insurance (3.1%)
AMERIGROUP                                    123,600(b)            4,340,833
Fremont General                               172,350               3,738,272
Hilb Rogal & Hobbs                             87,435               3,061,099
Hooper Holmes                                 158,046                 578,448
Infinity Property & Casualty                   50,205               1,629,152
Insurance Auto Auctions                        25,262(b)              712,388
LandAmerica Financial Group                    43,950               2,179,920
Philadelphia
  Consolidated Holding                         49,188(b)            3,689,100
Presidential Life                              62,067                 900,592
ProAssurance                                   70,935(b)            2,660,772
RLI                                            56,167               2,409,564
SCPIE Holdings                                 24,090(b)              264,990
Selective Insurance Group                      67,967               3,000,743
Stewart Information Services                   43,992               1,584,592
UICI                                           97,795               2,270,800
Zenith Natl Insurance                          47,677(e)            2,741,904
Total                                                              35,763,169

Leisure time & entertainment (1.8%)
Arctic Cat                                     38,579                 913,551
Argosy Gaming                                  68,214(b)            3,133,751
Bally Total Fitness Holding                    82,800(b)              263,304
Coachmen Inds                                  36,301                 417,098
K2 113,459(b)                               1,443,198
Multimedia Games                               68,280(b,e)            540,095
Polaris Inds                                  104,546               6,017,669
SCP Pool                                      127,197               4,144,078
Shuffle Master                                 86,363(b,e)          2,175,484
WMS Inds                                       63,560(b,e)          1,614,424
Total                                                              20,662,652

Lodging & gaming (0.4%)
Aztar                                          84,523(b)            2,308,323
Marcus                                         66,837               1,279,929
Pinnacle Entertainment                         96,843(b)            1,468,140
Total                                                               5,056,392

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
3 -- AXP SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2005

Issuer                                         Shares                 Value(a)

Machinery (4.9%)
Albany Intl Cl A                               77,090              $2,417,542
Astec Inds                                     44,663(b)            1,040,648
Clarcor                                        62,244               3,150,169
FEI                                            70,790(b)            1,276,344
FLIR Systems                                  168,560(b)            4,483,696
Gardner Denver                                 48,260(b)            1,763,420
IDEX                                          123,506               4,600,599
JLG Inds                                      120,810               2,462,108
Kaydon                                         68,665               1,884,168
Keithley Instruments                           36,955                 513,305
Lawson Products                                17,261                 665,066
Lindsay Mfg                                    28,621                 534,068
Lydall                                         39,171(b)              350,189
Manitowoc                                      71,749               2,869,960
Milacron                                      105,062(b)              220,630
MTS Systems                                    48,515               1,404,994
Oshkosh Truck                                  88,190               6,627,479
Regal-Beloit                                   70,521               1,865,280
Robbins & Myers                                31,444                 685,479
Roper Inds                                    102,399               6,929,341
Timken                                        221,741               5,508,046
Toro                                          105,068               4,341,410
Valmont Inds                                   49,421               1,149,532
Total                                                              56,743,473

Media (0.6%)
4Kids Entertainment                            32,457(b)              654,333
ADVO                                           75,734               2,181,897
Consolidated Graphics                          30,952(b)            1,420,697
John H Harland                                 67,580               2,432,880
Thomas Nelson                                  31,542                 756,377
Total                                                               7,446,184

Metals (2.5%)
Aleris Intl                                    65,968(b)            1,415,673
AM Castle & Co                                 31,473(b)              376,102
AMCOL Intl                                     62,790               1,199,917
Carpenter Technology                           59,060               3,266,018
Century Aluminum                               66,964(b)            1,560,261
Cleveland-Cliffs                               52,596               3,051,094
Commercial Metals                             143,328               3,656,296
Material Sciences                              32,557(b)              399,474
Maverick Tube                                 103,630(b)            3,014,597
Mueller Inds                                   88,922               2,303,080
Quanex                                         60,586               3,057,170
Reliance Steel & Aluminum                      72,141               2,721,880
RTI Intl Metals                                52,693(b)            1,185,066
Ryerson Tull                                   60,793                 635,287
Steel Technologies                             29,478                 565,683
Wolverine Tube                                 36,211(b)              235,372
Total                                                              28,642,970

Miscellaneous (0.1%)
American States Water                          40,560               1,030,224

Multi-industry (2.7%)
Acuity Brands                                 105,283               2,517,317
Administaff                                    56,960                 778,643
Anixter Intl                                   83,876(b)            3,096,702
Arbitron                                       75,871               3,210,860
Baldor Electric                                73,754               1,836,475
CDI                                            37,822                 836,244

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Multi-industry (cont.)
Coinstar                                       61,305(b)           $1,050,768
CUNO                                           41,801(b)            2,120,147
Global Imaging Systems                         57,040(b)            1,978,718
Imagistics Intl                                39,514(b)            1,060,951
Labor Ready                                   103,415(b)            1,725,996
Meade Instruments                              40,391(b)              119,557
Mobile Mini                                    35,482(b)            1,243,999
NCO Group                                      77,875(b)            1,450,811
On Assignment                                  61,916(b)              266,239
Pre-Paid Legal Services                        33,450(e)            1,194,500
SOURCECORP                                     38,330(b)              684,191
Spherion                                      148,231(b)              831,576
Standex Intl                                   28,225                 739,495
StarTek                                        31,008                 451,166
Stewart & Stevenson Services                   69,960               1,679,040
Vertrue                                        22,503(b,e)            684,316
Woodward Governor                              25,731               1,815,579
Total                                                              31,373,290

Paper & packaging (1.0%)
AptarGroup                                     86,519               4,172,810
Buckeye Technologies                           81,024(b)              640,090
Caraustar Inds                                 69,236(b)              618,970
Chesapeake                                     47,875                 929,733
Deltic Timber                                  29,671               1,051,837
Neenah Paper                                   36,420               1,095,878
Pope & Talbot                                  39,473                 515,123
Rock-Tenn Cl A                                 81,070                 822,861
Wausau-Mosinee Paper                          125,630               1,667,109
Total                                                              11,514,411

Real estate investment trust (3.6%)
Capital Automotive                             98,100               3,333,438
Colonial Properties Trust                      93,815               3,625,950
Commercial Net Lease Realty                   126,295               2,397,079
CRT Properties                                 75,855               1,751,492
Entertainment Properties Trust                 60,870               2,629,584
Essex Property Trust                           55,770               4,235,732
Gables Residential Trust                       71,180               2,608,747
Glenborough Realty Trust                       87,605               1,799,407
Kilroy Realty                                  69,847               3,047,425
Lexington Corporate
  Properties Trust                            117,790               2,706,814
New Century Financial                         123,455               5,611,029
Parkway Properties                             34,185               1,558,836
Shurgard Storage
  Centers Cl A                                112,972               4,725,618
Sovran Self Storage                            38,360               1,639,890
Total                                                              41,671,041

Restaurants (2.7%)
CEC Entertainment                              88,314(b)            3,196,967
IHOP                                           48,445               1,981,401
Jack in the Box                                88,726(b)            3,243,823
Landry's Restaurants                           58,549               1,522,274
Lone Star Steakhouse & Saloon                  48,055               1,362,359
O`Charley's                                    51,935(b)            1,035,584
Panera Bread Cl A                              73,608(b)            3,681,872
Papa John's Intl                               34,435(b)            1,180,432
PF Chang's China Bistro                        62,800(b,e)          3,486,656

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Restaurants (cont.)
RARE Hospitality Intl                          83,492(b)           $2,322,747
Ryan's Restaurant Group                       101,862(b)            1,291,610
SONIC                                         146,222(b)            4,684,953
Steak n Shake                                  67,168(b)            1,214,397
Triarc Companies Cl B                         133,155               1,709,710
Total                                                              31,914,785

Retail -- drugstores (0.2%)
Longs Drug Stores                              79,700               2,897,095

Retail -- general (6.4%)
Brown Shoe                                     44,224               1,366,522
Casey's General Stores                        121,833               2,056,541
Cash America Intl                              71,193               1,057,216
Cato Cl A                                      50,366               1,294,406
Checkpoint Systems                             96,820(b)            1,532,661
Children's Place Retail Stores                 50,510(b)            1,879,477
Christopher & Banks                            86,773               1,355,394
Cost Plus                                      52,951(b)            1,227,934
CPI                                            18,852                 309,738
Department 56                                  32,840(b)              428,234
Dress Barn                                     63,008(b)            1,083,738
Electronics Boutique Holdings                  43,070(b)            2,400,291
Finish Line Cl A                              111,650               2,011,933
Fossil                                        136,540(b)            3,175,920
Fred's                                         95,715               1,382,125
GameStop Cl B                                 123,305(b)            2,877,939
Goody's Family Clothing                        63,746                 525,905
Group 1 Automotive                             56,164(b)            1,412,525
Guitar Center                                  61,535(b,e)          3,036,752
Gymboree                                       75,253(b)              860,142
Hancock Fabrics                                46,418                 274,795
Haverty Furniture Companies                    54,950                 788,533
Hibbett Sporting Goods                         57,045(b)            1,538,504
Hot Topic                                     110,601(b)            2,210,914
J Jill Group                                   45,955(b)              576,276
Jo-Ann Stores                                  55,320(b)            1,399,596
Linens `N Things                              109,792(b)            2,561,447
Men's Wearhouse                                83,464(b)            3,444,558
Movie Gallery                                  68,720               1,857,502
NBTY                                          148,577(b)            3,167,662
Pep Boys - Manny,
  Moe & Jack                                  138,963               1,970,495
Phillips-Van Heusen                            72,307               1,871,305
Russ Berrie & Co                               40,996                 530,078
School Specialty                               55,394(b,e)          2,055,671
ShopKo Stores                                  71,835(b)            1,721,167
Sonic Automotive                               86,950               1,710,307
Stage Stores                                   44,050(b)            1,665,971
Stein Mart                                     82,700(b)            1,675,502
Sturm, Ruger & Co                              58,864                 388,502
Too                                            84,309(b)            1,939,950
Tractor Supply                                 85,700(b)            3,446,853
United Stationers                              80,336(b)            3,388,572
Zale                                          124,368(b)            3,361,667
Total                                                              74,821,220

Retail -- grocery (0.1%)
Great Atlantic & Pacific Tea                   68,523(b,e)          1,074,441

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
4 -- AXP SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2005

Issuer                                         Shares                 Value(a)

Telecom equipment & services (0.7%)
Applied Signal Technology                      27,580                $538,086
Boston Communications Group                    42,613(b)              236,928
C-COR                                         115,161(b)              761,214
Captaris                                       73,801(b)              270,112
Catapult Communications                        27,425(b)              405,342
Digi Intl                                      54,540(b)              580,851
Ditech Communications                          77,710(b)              878,900
Harmonic                                      175,601(b)              967,562
Intrado                                        42,100(b)              530,881
Network Equipment
  Technologies                                 60,657(b)              312,384
Symmetricom                                   112,034(b)            1,153,949
Tollgrade Communications                       32,878(b)              232,119
ViaSat                                         58,622(b)            1,044,057
Volt Information Sciences                      28,624(b)              566,183
Total                                                               8,478,568

Textiles & apparel (1.7%)
Ashworth                                       33,470(b)              367,835
Burlington Coat
  Factory Warehouse                            77,040               2,122,452
Genesco                                        54,193(b)            1,394,386
Haggar                                         15,296                 296,742
K-Swiss Cl A                                   74,054               2,221,620
Kellwood                                       67,264               1,717,923
Oshkosh B'Gosh Cl A                            28,596                 753,505
Oxford Inds                                    37,228               1,363,289
Quiksilver                                    139,534(b)            3,844,162
Russell                                        79,399               1,390,276
Stride Rite                                    87,865               1,071,953
Wolverine World Wide                          139,385               2,828,122
Total                                                              19,372,265

Common stocks (continued)
Issuer                                         Shares                 Value(a)

Utilities -- electric (1.4%)
Allete                                         72,125              $3,005,450
Avista                                        117,798               1,977,828
Central Vermont Public Service                 29,557                 623,948
CH Energy Group                                38,300               1,633,495
Cleco                                         118,920               2,428,346
El Paso Electric                              115,199(b)            2,247,532
Green Mountain Power                           12,449                 371,603
UIL Holdings                                   33,139               1,701,356
Unisource Energy                               83,295               2,602,969
Total                                                              16,592,527

Utilities -- natural gas (3.6%)
Atmos Energy                                  192,835               5,071,561
Cascade Natural Gas                            27,449                 514,120
Energen                                        88,972               5,511,815
Laclede Group                                  51,170               1,400,523
New Jersey Resources                           64,701               2,805,435
Northwest Natural Gas                          67,109               2,382,370
Piedmont Natural Gas                          186,218               4,273,703
Southern Union                                235,844(b)            5,646,107
Southwest Gas                                  87,638               2,144,502
Southwestern Energy                            88,591(b)            5,204,721
UGI                                           125,280               6,292,814
Total                                                              41,247,671

Utilities -- telephone (0.3%)
Commonwealth
  Telephone Enterprises                        51,430(b)            2,389,437
General Communication Cl A                    128,422(b)            1,083,882
Total                                                               3,473,319

Total common stocks
(Cost: $925,224,952)                                           $1,145,883,492

Bond (--%)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Timco Aviation Services
  Pay-in-kind
  01-02-07                8.00%               $11,490(g,h,i)              $--

Total bond
(Cost: $98)                                                               $--

Short-term securities (4.5%)(f)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. government agencies (4.3%)
Federal Home Loan Bank Disc Nt
  05-11-05                2.75%           $16,900,000             $16,884,537
Federal Natl Mtge Assn Disc Nts
  05-11-05                2.60             15,500,000              15,486,590
  06-06-05                2.74             15,000,000              14,956,708
  06-22-05                2.75              2,800,000               2,788,499
Total                                                              50,116,334

Commercial paper (0.2%)
General Electric Capital
  05-02-05                2.95              2,200,000               2,199,459

Total short-term securities
(Cost: $52,316,098)                                               $52,315,793

Total investments in securities
(Cost: $977,541,148)(j)                                        $1,198,199,285

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
5 -- AXP SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2005, the value of foreign securities represented 0.3% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts:

      Type of security                                               Contracts
      Purchase contracts

      Russell 2000 Index, June 2005                                         53

(e)   At April 30, 2005, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in short-term securities and represents 3.1% of net assets. 1.4% of net assets is the Fund's cash equivalent position.

(g) Identifies issues considered to be illiquid as to their marketability. These securities are valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at April 30, 2005, is as follows:

      Security                                 Acquisition                Cost
                                                  dates
      Timco Aviation Services
           8.00% Pay-in-kind 2007        02-21-03 thru 02-04-05            $98

(h) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(i)   Negligible market value.

(j) At April 30, 2005, the cost of securities for federal income tax purposes was approximately $977,541,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $ 355,442,000
      Unrealized depreciation                                     (134,784,000)
                                                                  ------------
      Net unrealized appreciation                                $ 220,658,000
                                                                 -------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
6 -- AXP SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT APRIL 30, 2005

                                                              S-6357-80 C (6/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                            AXP(R) S&P 500 INDEX FUND

                                AT APRIL 30, 2005

Investments in Securities

AXP S&P 500 Index Fund

April 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.7%)
Issuer                                           Shares               Value(a)

Aerospace & defense (2.3%)
Boeing                                         22,684              $1,350,152
General Dynamics                                5,445                 571,997
Goodrich                                        3,269                 131,741
Honeywell Intl                                 23,175                 828,738
L-3 Communications Holdings                     3,135                 222,491
Lockheed Martin                                10,943                 666,976
Northrop Grumman                                9,816                 538,309
Raytheon                                       12,347                 464,371
Rockwell Automation                             4,771                 220,563
Rockwell Collins                                4,851                 222,564
United Technologies                            13,946               1,418,587
Total                                                               6,636,489

Airlines (0.1%)
Delta Air Lines                                 3,809(b)               12,532
Southwest Airlines                             20,074                 298,701
Total                                                                 311,233

Automotive & related (0.8%)
AutoNation                                      6,155(b)              112,452
Cooper Tire & Rubber                            1,907                  33,277
Cummins                                         1,170                  79,560
Dana                                            4,091                  46,719
Delphi                                         15,286                  50,444
Eaton                                           4,170                 244,571
Ford Motor                                     49,877                 454,378
General Motors                                 15,389                 410,579
Genuine Parts                                   4,764                 204,376
Goodyear Tire & Rubber                          4,792(b)               56,881
Johnson Controls                                5,202                 285,434
Navistar Intl                                   1,795(b)               53,006
PACCAR                                          4,729                 321,099
Snap-On                                         1,581                  52,442
Visteon                                         3,531                  12,359
Total                                                               2,417,577

Common stocks (continued)
Issuer                                           Shares               Value(a)

Banks and savings & loans (7.0%)
AmSouth Bancorporation                          9,674                $254,620
Bank of America                               110,432               4,973,856
Bank of New York                               21,211                 592,635
BB&T                                           14,937                 585,680
Comerica                                        4,635                 265,400
Compass Bancshares                              3,370                 144,977
Fifth Third Bancorp                            14,170                 616,395
First Horizon Natl                              3,355                 139,333
Golden West Financial                           7,700                 479,941
Huntington Bancshares                           6,307                 148,278
KeyCorp                                        11,066                 366,949
M&T Bank                                        2,685                 277,763
Marshall & Ilsley                               5,661                 241,385
Mellon Financial                               11,552                 319,875
Natl City                                      16,192                 549,880
North Fork Bancorporation                      12,824                 360,996
Northern Trust                                  5,540                 249,466
PNC Financial Services Group                    7,703                 410,031
Regions Financial                              12,659                 423,950
Sovereign Bancorp                              10,206                 209,937
State Street                                    9,083                 419,907
SunTrust Banks                                  9,240                 672,949
Synovus Financial                               8,464                 237,246
US Bancorp                                     50,494               1,408,783
Wachovia                                       43,193               2,210,618
Washington Mutual                              23,787                 982,879
Wells Fargo & Co                               46,191               2,768,689
Zions Bancorporation                            2,450                 171,574
Total                                                              20,483,992

Common stocks (continued)
Issuer                                           Shares               Value(a)

Beverages & tobacco (3.9%)
Altria Group                                   56,359              $3,662,772
Anheuser-Busch Companies                       21,171                 992,285
Brown-Forman Cl B                               2,460                 136,530
Coca-Cola                                      61,714               2,680,856
Coca-Cola Enterprises                           9,611                 195,103
Fortune Brands                                  3,947                 333,837
Molson Coors Brewing Cl B                       2,192                 135,356
Pepsi Bottling Group                            5,394                 154,646
PepsiCo                                        45,714               2,543,527
Reynolds American                               3,168                 247,009
UST                                             4,506                 206,375
Total                                                              11,288,296

Broker dealers (1.6%)
Bear Stearns Companies                          3,086                 292,121
Charles Schwab                                 31,272                 323,665
E*TRADE Financial                              10,100(b)              112,211
Franklin Resources                              5,395                 370,529
Lehman Brothers Holdings                        7,517                 689,459
Merrill Lynch & Co                             25,365               1,367,934
Morgan Stanley                                 30,321               1,595,491
Total                                                               4,751,410

Building materials & construction (0.4%)
American Standard Companies                     4,911                 219,571
Fluor                                           2,329                 120,083
Louisiana-Pacific                               3,023                  74,366
Masco                                          12,204                 384,303
Sherwin-Williams                                3,445                 153,544
Vulcan Materials                                2,798                 148,406
Total                                                               1,100,273

Cable (0.7%)
Comcast Cl A                                   60,407(b)            1,939,669

Cellular telecommunications (0.3%)
Nextel Communications Cl A                     30,691(b)              859,041

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
1   --   AXP S&P 500 INDEX FUND   --   PORTFOLIO HOLDINGS AT APRIL 30, 2005

Issuer                                           Shares               Value(a)

Chemicals (1.5%)
Air Products & Chemicals                        6,199                $364,067
Dow Chemical                                   25,973               1,192,941
Eastman Chemical                                2,127                 114,858
Ecolab                                          6,006                 196,456
EI du Pont de Nemours & Co                     27,158               1,279,414
Engelhard                                       3,330                 101,998
Great Lakes Chemical                            1,401                  43,487
Hercules                                        3,054(b)               40,404
Pall                                            3,371                  90,444
PPG Inds                                        4,719                 318,768
Praxair                                         8,788                 411,542
Rohm & Haas                                     5,298                 231,311
Sigma-Aldrich                                   1,875                 109,556
Total                                                               4,495,246

Computer hardware (3.3%)
Apple Computer                                 22,264(b)              802,840
Cisco Systems                                 175,600(b)            3,034,368
Dell                                           66,852(b)            2,328,455
EMC                                            65,530(b)              859,754
Gateway                                         8,144(b)               27,771
Hewlett-Packard                                78,881               1,614,694
Lexmark Intl Cl A                               3,447(b)              239,394
Network Appliance                               9,971(b)              265,528
NVIDIA                                          4,544(b)               99,695
Sun Microsystems                               92,024(b)              334,047
Total                                                               9,606,546

Computer software & services (6.2%)
Adobe Systems                                   6,624                 393,929
Affiliated Computer
  Services Cl A                                 3,445(b)              164,223
Autodesk                                        6,258                 199,192
Automatic Data Processing                      15,886                 690,088
BMC Software                                    6,033(b)               97,735
Citrix Systems                                  4,619(b)              103,928
Computer Associates Intl                       14,503                 390,131
Computer Sciences                               5,200(b)              226,096
Compuware                                      10,555(b)               62,802
Comverse Technology                             5,388(b)              122,793
Convergys                                       3,877(b)               50,246
Electronic Arts                                 8,382(b)              447,515
Electronic Data Systems                        14,108                 272,990
Equifax                                         3,677                 123,731
First Data                                     21,843                 830,689
Fiserv                                          5,267(b)              222,794
Intl Business Machines                         44,476               3,397,077
Intuit                                          5,054(b)              203,676
Mercury Interactive                             2,302(b)               95,142
Microsoft                                     275,664               6,974,299
NCR                                             5,078(b)              167,574
Novell                                         10,322(b)               61,003
Oracle                                        122,021(b)            1,410,563
Parametric Technology                           7,366(b)               39,187
Paychex                                         9,687                 296,422
QLogic                                          2,493(b)               82,867
Sabre Holdings Cl A                             3,583                  70,083
Siebel Systems                                 14,028(b)              126,252
SunGard Data Systems                            7,866(b)              262,724

Common stocks (continued)
Issuer                                           Shares               Value(a)

Computer software & services (cont.)
Symantec                                       19,320(b)             $362,830
Unisys                                          9,188(b)               59,630
VERITAS Software                               11,501(b)              236,806
Total                                                              18,245,017

Electronics (3.4%)
Advanced Micro Devices                         10,730(b)              152,688
Agilent Technologies                           11,780(b)              244,435
Altera                                         10,142(b)              210,244
American Power Conversion                       4,897                 118,801
Analog Devices                                 10,140                 345,875
Applied Materials                              45,347(b)              674,310
Applied Micro Circuits                          8,388(b)               22,396
Broadcom Cl A                                   7,921(b)              236,917
Freescale Semiconductor Cl B                   10,941(b)              206,347
Intel                                         169,640               3,989,934
Jabil Circuit                                   5,000(b)              138,000
KLA-Tencor                                      5,356                 208,991
Linear Technology                               8,357                 298,679
LSI Logic                                      10,488(b)               56,216
Maxim Integrated Products                       8,907                 333,122
Micron Technology                              16,719(b)              162,341
Millipore                                       1,346(b)               64,904
Molex                                           4,560                 115,870
Natl Semiconductor                              9,680                 184,694
Novellus Systems                                3,805(b)               89,151
PMC-Sierra                                      4,893(b)               39,438
Sanmina-SCI                                    14,258(b)               57,175
Solectron                                      26,458(b)               87,311
Symbol Technologies                             6,604                  88,295
Tektronix                                       2,438                  52,807
Teradyne                                        5,292(b)               58,318
Texas Instruments                              46,894               1,170,474
Xerox                                          26,082(b)              345,587
Xilinx                                          9,494                 255,768
Total                                                              10,009,088

Energy (7.0%)
Amerada Hess                                    2,321                 217,362
Anadarko Petroleum                              6,450                 471,108
Apache                                          8,900                 500,981
Ashland                                         1,805                 121,368
Burlington Resources                           10,544                 512,544
Chevron                                        57,326               2,980,952
ConocoPhillips                                 18,948               1,986,698
Devon Energy                                   13,058                 589,830
EOG Resources                                   6,516                 309,836
Exxon Mobil                                   174,074               9,927,440
Kerr-McGee                                      4,453                 345,553
Marathon Oil                                    9,460                 440,552
Occidental Petroleum                           10,822                 746,718
Sunoco                                          1,898                 188,395
Unocal                                          7,375                 402,306
Valero Energy                                   6,990                 479,025
XTO Energy                                      9,466                 285,589
Total                                                              20,506,257

Common stocks (continued)
Issuer                                           Shares               Value(a)

Energy equipment & services (1.1%)
Baker Hughes                                    9,222                $406,875
BJ Services                                     4,423                 215,621
Halliburton                                    13,739                 571,405
Nabors Inds                                     3,857(b,c)            207,777
Natl Oilwell Varco                              4,570(b)              181,612
Noble                                           3,694                 188,025
Rowan Companies                                 2,924                  77,574
Schlumberger                                   16,056               1,098,390
Transocean                                      8,747(b)              405,598
Total                                                               3,352,877

Environmental services (0.2%)
Allied Waste Inds                               7,395(b)               59,086
Waste Management                               15,482                 441,082
Total                                                                 500,168

Finance companies (2.3%)
Citigroup                                     142,349               6,684,709
MGIC Investment                                 2,641                 155,819
Total                                                               6,840,528

Financial services (4.3%)
American Express                               31,957               1,684,134
Capital One Financial                           6,731                 477,161
CIT Group                                       5,740                 231,207
Countrywide Financial                          15,808                 572,092
Fannie Mae                                     26,364               1,422,338
Federated Investors Cl B                        2,590                  73,686
Freddie Mac                                    18,746               1,153,254
Goldman Sachs Group                            12,191               1,301,877
H&R Block                                       4,504                 224,344
Janus Capital Group                             6,434                  83,578
JPMorgan Chase & Co                            96,811               3,435,821
MBNA                                           34,803                 687,359
Moody's                                         3,730                 306,382
Providian Financial                             7,991(b)              133,210
SLM                                            11,708                 557,769
T Rowe Price Group                              3,368                 185,813
Total                                                              12,530,025

Food (1.4%)
Archer-Daniels-Midland                         16,978                 305,434
Campbell Soup                                   8,876                 263,972
ConAgra Foods                                  14,038                 375,517
General Mills                                   9,948                 491,431
Hershey Foods                                   5,962                 380,972
HJ Heinz                                        9,532                 351,254
Kellogg                                         9,561                 429,767
McCormick & Co                                  3,700                 127,983
Sara Lee                                       21,510                 460,099
SYSCO                                          17,349                 600,275
WM Wrigley Jr                                   5,327                 368,256
Total                                                               4,154,960

Furniture & appliances (0.2%)
Black & Decker                                  2,192                 183,317
Leggett & Platt                                 5,199                 140,165
Maytag                                          2,171                  21,037
Stanley Works                                   2,053                  88,341
Whirlpool                                       1,824                 113,197
Total                                                                 546,057

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
2   --   AXP S&P 500 INDEX FUND   --   PORTFOLIO HOLDINGS AT APRIL 30, 2005

Issuer                                           Shares               Value(a)

Health care products (11.0%)
Abbott Laboratories                            42,465              $2,087,579
Allergan                                        3,589                 252,630
Amgen                                          34,130(b)            1,986,707
Applera-Applied
  Biosystems Group                              5,354(f)              113,505
Bausch & Lomb                                   1,465                 109,875
Baxter Intl                                    16,876                 626,100
Becton, Dickinson & Co                          6,890                 403,203
Biogen Idec                                     9,084(b)              329,204
Biomet                                          6,879                 266,149
Boston Scientific                              20,702(b)              612,365
Bristol-Myers Squibb                           53,231               1,384,006
Chiron                                          4,022(b)              137,351
CR Bard                                         2,854                 203,119
Eli Lilly & Co                                 30,862               1,804,501
Forest Laboratories                             9,570(b)              341,458
Genzyme                                         6,757(b)              396,028
Gilead Sciences                                11,800(b)              437,780
Guidant                                         8,791                 651,237
Johnson & Johnson                              81,019               5,560,333
King Pharmaceuticals                            6,589(b)               52,712
Laboratory Corp of
  America Holdings                              3,678(b)              182,061
Medco Health Solutions                          7,500(b)              382,275
MedImmune                                       6,768(b)              171,704
Medtronic                                      32,958               1,736,887
Merck & Co                                     60,157               2,039,322
Mylan Laboratories                              7,335                 121,028
PerkinElmer                                     3,534                  65,379
Pfizer                                        203,256               5,522,466
Schering-Plough                                40,181                 838,577
St. Jude Medical                                9,826(b)              383,509
Stryker                                        10,208                 495,598
Waters                                          3,294(b)              130,541
Watson Pharmaceuticals                          2,988(b)               89,640
Wyeth                                          36,403               1,635,951
Zimmer Holdings                                 6,724(b)              547,468
Total                                                              32,098,248

Health care services (2.4%)
Aetna                                           8,024                 588,721
AmerisourceBergen                               2,871                 175,935
Cardinal Health                                11,815                 656,560
Caremark Rx                                    12,455(b)              498,823
Express Scripts                                 2,075(b)              186,003
Fisher Scientific Intl                          3,195(b)              189,719
HCA                                            11,219                 626,469
Health Management
  Associates Cl A                               6,647                 164,380
Hospira                                         4,256(b)              142,789
Humana                                          4,385(b)              151,940
IMS Health                                      6,311                 151,338
Manor Care                                      2,351                  78,406
McKesson                                        8,051                 297,887
Quest Diagnostics                               2,490                 263,442
Tenet Healthcare                               12,751(b)              152,629
UnitedHealth Group                             17,473               1,651,374
WellPoint                                       8,311(b)            1,061,730
Total                                                               7,038,145

Common stocks (continued)
Issuer                                           Shares               Value(a)

Home building (0.2%)
Centex                                          3,446                $198,903
KB HOME                                         2,266                 129,162
Pulte Homes                                     3,224                 230,355
Total                                                                 558,420

Household products (2.7%)
Alberto-Culver                                  2,308                 102,706
Avon Products                                  12,844                 514,788
Clorox                                          4,181                 264,657
Colgate-Palmolive                              14,318                 712,893
Gillette                                       27,003               1,394,435
Intl Flavors & Fragrances                       2,413                  91,453
Kimberly-Clark                                 13,105                 818,407
Newell Rubbermaid                               7,480                 162,540
Procter & Gamble                               68,724               3,721,405
Total                                                               7,783,284

Industrial services (0.1%)
Cintas                                          4,073                 157,177

Industrial transportation (1.5%)
Burlington Northern Santa Fe                   10,306                 497,265
CSX                                             5,878                 235,884
FedEx                                           8,204                 696,930
Norfolk Southern                               10,908                 342,511
Ryder System                                    1,748                  64,554
Union Pacific                                   7,117                 454,990
United Parcel Service Cl B                     30,492               2,174,384
Total                                                               4,466,518

Insurance (4.3%)
ACE                                             7,750(c)              332,940
AFLAC                                          13,666                 555,523
Allstate                                       18,508               1,039,408
Ambac Financial Group                           2,963                 198,077
American Intl Group                            70,958               3,608,213
Aon                                             8,623                 179,790
Chubb                                           5,219                 426,810
CIGNA                                           3,589                 330,116
Cincinnati Financial                            4,544                 182,851
Hartford Financial
  Services Group                                8,062                 583,447
Jefferson-Pilot                                 3,712                 186,380
Lincoln Natl                                    4,754                 213,787
Loews                                           4,349                 308,257
Marsh & McLennan
  Companies                                    14,406                 403,800
MBIA                                            3,833                 200,773
MetLife                                        19,965                 776,639
Principal Financial Group                       8,155                 318,697
Progressive                                     5,450                 497,422
Prudential Financial                           14,272                 815,644
Safeco                                          3,467                 182,607
St. Paul Travelers Companies                   18,241(d)              653,028
Torchmark                                       2,946                 157,405
UnumProvident                                   8,102                 135,465
XL Capital Cl A                                 3,785(c)              266,086
Total                                                              12,553,165

Common stocks (continued)
Issuer                                           Shares               Value(a)

Leisure time & entertainment (1.3%)
Brunswick                                       2,640                $110,880
Carnival Unit                                  14,350                 701,428
Cendant                                        28,744                 572,293
Harley-Davidson                                 7,953                 373,950
Hasbro                                          4,543                  85,954
Mattel                                         11,344                 204,759
Viacom Cl B                                    46,452               1,608,168
Total                                                               3,657,432

Lodging & gaming (0.5%)
Harrah's Entertainment                          3,100                 203,422
Hilton Hotels                                  10,480                 228,778
Intl Game Technology                            9,396                 252,658
Marriott Intl Cl A                              5,474                 343,494
Starwood Hotels &
  Resorts Worldwide Unit                        5,782                 314,194
Total                                                               1,342,546

Machinery (0.9%)
Caterpillar                                     9,343                 822,651
Deere & Co                                      6,724                 420,519
Illinois Tool Works                             7,483                 627,225
Ingersoll-Rand Cl A                             4,719(c)              362,750
Parker Hannifin                                 3,278                 196,483
Thermo Electron                                 4,358(b)              108,863
Total                                                               2,538,491

Media (3.5%)
Clear Channel Communications                   14,360                 458,658
Dow Jones & Co                                  1,921                  64,238
eBay                                           32,932(b)            1,044,932
Gannett                                         6,841                 526,757
Interpublic Group of Companies                 11,523(b)              148,186

Knight-Ridder                                   2,052                 132,764
McGraw-Hill Companies                           5,182                 451,249
Meredith                                        1,239                  58,233
Monster Worldwide                               3,290(b)               75,703
New York Times Cl A                             3,964                 132,239
News Corp Cl A                                 78,540               1,200,091
Omnicom Group                                   5,083                 421,381
RR Donnelley & Sons                             5,867                 193,083
Time Warner                                   125,206(b)            2,104,714
Tribune                                         8,124                 313,586
Univision Communications Cl A                   7,956(b)              209,163
Walt Disney                                    55,783               1,472,671
Yahoo!                                         35,524(b)            1,225,933
Total                                                              10,233,581

Metals (0.5%)
Alcoa                                          23,738                 688,877
Allegheny Technologies                          2,444                  54,746
Freeport-McMoRan
  Copper & Gold Cl B                            4,875                 168,968
Nucor                                           4,352                 222,387
Phelps Dodge                                    2,637                 226,386
United States Steel                             3,111                 133,026
Total                                                               1,494,390

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
3   --   AXP S&P 500 INDEX FUND   --   PORTFOLIO HOLDINGS AT APRIL 30, 2005

Issuer                                           Shares               Value(a)

Multi-industry (5.9%)
3M                                             21,036              $1,608,623
Apollo Group Cl A                               4,518(b)              325,838
Cooper Inds Cl A                                2,518                 160,296
Danaher                                         7,488                 379,117
Dover                                           5,549                 201,762
Eastman Kodak                                   7,802                 195,050
Emerson Electric                               11,423                 715,879
General Electric                              288,750              10,452,749
ITT Inds                                        2,512                 227,236
Monsanto                                        7,248                 424,878
Pitney Bowes                                    6,298                 281,647
Robert Half Intl                                4,382                 108,761
Textron                                         3,673                 276,761
Tyco Intl                                      54,845(c)            1,717,197
WW Grainger                                     2,267                 125,342
Total                                                              17,201,136

Paper & packaging (0.7%)
Avery Dennison                                  2,769                 144,957
Ball                                            2,994                 118,263
Bemis                                           2,912                  80,255
Georgia-Pacific                                 7,079                 242,597
Intl Paper                                     13,351                 457,807
MeadWestvaco                                    5,523                 162,652
Pactiv                                          4,037(b)               86,553
Sealed Air                                      2,275(b)              110,201
Temple-Inland                                   3,128                 105,570
Weyerhaeuser                                    6,607                 453,306
Total                                                               1,962,161

Precious metals (0.2%)
Newmont Mining                                 12,095                 459,247

Real estate investment trust (0.6%)
Apartment Investment &
  Management Cl A                               2,600                  99,112
Archstone-Smith Trust                           5,440                 195,677
Equity Office Properties Trust                 10,986                 345,729
Equity Residential                              7,710                 264,839
Plum Creek Timber                               5,006                 172,907
ProLogis                                        5,015                 198,544
Simon Property Group                            6,016                 397,477
Total                                                               1,674,285

Restaurants (0.7%)
Darden Restaurants                              4,024                 120,720
McDonald's                                     34,656               1,015,767
Starbucks                                      10,889(b)              539,223
Wendy's Intl                                    3,105                 133,298
Yum! Brands                                     7,936                 372,675
Total                                                               2,181,683

Retail -- drugstores (0.6%)
CVS                                            10,902                 562,325
Walgreen                                       27,822               1,198,015
Total                                                               1,760,340

Common stocks (continued)
Issuer                                           Shares               Value(a)

Retail -- general (4.9%)
AutoZone                                        1,849(b)             $153,467
Bed Bath & Beyond                               8,249(b)              306,945
Best Buy                                        8,130(d)              409,264
Big Lots                                        3,074(b)               31,293
Circuit City Stores                             5,206                  82,255
Costco Wholesale                               12,864                 522,021
Dillard's Cl A                                  1,916                  44,585
Dollar General                                  8,209                 167,053
Family Dollar Stores                            4,566                 123,191
Federated Dept Stores                           4,608                 264,960
Gap                                            21,596                 461,075
Home Depot                                     59,821               2,115,869
JC Penney                                       7,367                 349,269
Kohl's                                          8,879(b)              422,640
Limited Brands                                 10,407                 225,728
Lowe's Companies                               21,050               1,096,916
May Dept Stores                                 7,953                 278,991
Nordstrom                                       3,432                 174,449
Office Depot                                    8,525(b)              166,920
OfficeMax                                       2,540                  82,499
RadioShack                                      4,310                 107,621
Sears Holdings                                  2,615(b)              353,653
Staples                                        20,241                 385,996
Target                                         24,401               1,132,206
Tiffany & Co                                    3,964                 119,515
TJX Companies                                  13,130                 297,395
Toys "R" Us                                     5,858(b)              148,500
Wal-Mart Stores                                92,293               4,350,691
Total                                                              14,374,967

Retail -- grocery (0.3%)
Albertson's                                    10,026                 198,415
Kroger                                         19,947(b)              314,563
Safeway                                        12,185(b)              259,419
SUPERVALU                                       3,680                 116,141
Total                                                                 888,538

Telecom equipment & services (1.4%)
ADC Telecommunications                         22,088(b)               50,140
Andrew                                          4,379(b)               53,730
Avaya                                          13,070(b)              113,448
CIENA                                          15,594(b)               35,866
Corning                                        38,410(b)              528,138
JDS Uniphase                                   39,362(b)               58,256
Lucent Technologies                           120,708(b)              293,320
Motorola                                       66,788               1,024,528
QUALCOMM                                       44,838               1,564,397
Qwest Communications Intl                      45,535(b)              155,730
Scientific-Atlanta                              4,143                 126,693
Tellabs                                        12,551(b)               97,396
Total                                                               4,101,642

Textiles & apparel (0.4%)
Coach                                          10,410(b)              278,988
Jones Apparel Group                             3,340                 101,703
Liz Claiborne                                   2,958                 104,802
Nike Cl B                                       6,264                 481,138
Reebok Intl                                     1,528                  62,052
VF                                              2,722                 154,038
Total                                                               1,182,721

Common stocks (continued)
Issuer                                           Shares               Value(a)

Utilities -- electric (3.1%)
AES                                            17,683(b)             $284,343
Allegheny Energy                                4,415(b)              107,903
Ameren                                          5,322                 275,147
American Electric Power                        10,443                 367,802
Calpine                                        14,556(b)               26,055
CenterPoint Energy                              7,881                  93,311
Cinergy                                         5,213                 206,435
CMS Energy                                      5,994(b)               77,442
Consolidated Edison                             6,600                 285,648
Constellation Energy Group                      4,821                 253,392
Dominion Resources                              9,274                 699,260
DTE Energy                                      4,738                 217,711
Duke Energy                                    25,553                 745,892
Edison Intl                                     8,874                 322,126
Entergy                                         5,804                 425,433
Exelon                                         18,114                 896,643
FirstEnergy                                     8,981                 390,853
FPL Group                                      10,656                 434,978
PG&E                                            9,821                 340,985
Pinnacle West Capital                           2,639                 110,574
PPL                                             5,152                 279,548
Progress Energy                                 6,726                 282,425
Public Service Enterprise Group                 6,490                 377,069
Southern                                       20,241                 666,941
TECO Energy                                     5,625                  93,431
TXU                                             6,551                 562,010
Xcel Energy                                    10,920                 187,606
Total                                                               9,010,963

Utilities -- natural gas (0.5%)
Dynegy Cl A                                     9,021(b)               30,220
El Paso                                        17,525                 175,075
KeySpan                                         4,384                 166,285
Kinder Morgan                                   2,991                 228,692
Kinder Morgan
  Management LLC                                   --(b)                   20
Nicor                                           1,201                  44,401
NiSource                                        7,391                 171,767
Peoples Energy                                  1,024                  40,550
Sempra Energy                                   6,486                 261,905
Williams Companies                             15,534                 264,389
Total                                                               1,383,304

Utilities -- telephone (2.8%)
ALLTEL                                          8,243                 469,521
AT&T                                           21,804                 417,111
BellSouth                                      49,895               1,321,719
CenturyTel                                      3,661                 112,356
Citizens Communications                         9,145                 116,599
McLeodUSA Cl A Escrow                           2,746(b,e,g)               --
SBC Communications                             89,996               2,141,905
Sprint                                         40,266                 896,321
Verizon Communications                         75,469               2,701,789
Total                                                               8,177,321

Total common stocks
(Cost: $252,295,483)                                             $288,854,454

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
4   --   AXP S&P 500 INDEX FUND   --   PORTFOLIO HOLDINGS AT APRIL 30, 2005

Other (--%)
Issuer                                           Shares               Value(a)

OSI Pharmaceuticals
  Rights                                           32                      $3

Total other
(Cost: $--)                                                                $3

Short-term securities (1.1%)
Issuer                 Effective                 Amount               Value(a)
                         yield                 payable at
                                                maturity

U.S. government agency
Federal Natl Mtge Assn Disc Nts
  05-11-05                2.79%              $400,000                $399,628
  06-13-05                2.79              1,800,000               1,793,737
  06-14-05                2.79              1,100,000               1,096,087

Total short-term securities
(Cost: $3,289,435)                                                 $3,289,452

Total investments in securities
(Cost: $255,584,918)(h)                                          $292,143,909

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2005, the value of foreign securities represented 1.0% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts:

      Type of security                                              Contracts
      Purchase contracts

      E-Mini S&P 500 Index, June 2005                                      32
      S&P 500 Index, June 2005                                              6

(e) Identifies issues considered to be illiquid as to their marketability. These securities are valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at April 30, 2005, is as follows:

      Security                        Acquisition                        Cost
                                         date
      McLeodUSA Cl A Escrow            05-15-02                           $--

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g)   Negligible market value.

(h) At April 30, 2005, the cost of securities for federal income tax purposes was approximately $255,585,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $ 51,173,000
      Unrealized depreciation                                     (14,614,000)
                                                                  -----------
      Net unrealized appreciation                                $ 36,559,000
                                                                 ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
5   --   AXP S&P 500 INDEX FUND   --   PORTFOLIO HOLDINGS AT APRIL 30, 2005

                                                              S-6434-80 C (6/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP MARKET ADVANTAGE SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          June 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          June 27, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          June 27, 2005